United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/2012

Date of Reporting Period: Quarter ended 10/31/2011

Item 1. Schedule of Investments

Federated Government Ultrashort Duration Fund

Portfolio of Investments

October 31, 2011 (unaudited)

Principal Amount		Value
	Adjustable Rate Mortgages – 22.3%
	Federal Home Loan Mortgage Corporation ARM – 4.3%
$1,020,870	2.167%, 7/1/2030	1,043,232
304,445	2.225%, 5/1/2033	316,881
1,053,313	2.285%, 3/1/2033	1,092,698
835,723	2.303%, 1/1/2027	861,314
103,773	2.459%, 7/1/2033	108,453
6,944,802	2.462%, 2/1/2034	7,316,965
8,394,031	2.477%, 4/1/2034	8,782,840
2,341,250	2.487%, 8/1/2036	2,472,229
3,983,906	2.535%, 2/1/2036	4,244,103
1,101,587	2.546%, 9/1/2025	1,143,844
437,674	2.559%, 5/1/2037	466,259
3,564,011	2.566%, 9/1/2036	3,742,418
3,558,905	2.714%, 8/1/2037	3,791,345
	TOTAL	35,382,581
	Federal National Mortgage Association ARM – 15.9%
907,420	1.390%, 9/1/2027	924,031
929,947	1.630%, 5/1/2040	930,904
170,321	1.630%, 5/1/2040	170,497
449,562	1.630%, 8/1/2040	451,560
12,571,201	1.960%, 10/1/2034	13,051,518
403,153	1.980%, 7/1/2033	421,960
6,840,257	2.130%, 9/1/2034	7,092,524
2,592,397	2.260%, 4/1/2024	2,679,333
90,295	2.290%, 8/1/2032	93,794
257,460	2.300%, 6/1/2028	267,868
9,331,173	2.300%, 1/1/2035	9,718,265
22,526,783	2.300%, 2/1/2039	23,546,007
4,226,073	2.330%, 6/1/2036	4,450,612
4,974,737	2.340%, 1/1/2035	5,220,385
405,547	2.440%, 3/1/2033	427,280
6,784,985	2.450%, 5/1/2035	7,104,000
87,902	2.460%, 2/1/2033	92,474
3,471,614	2.470%, 6/1/2036	3,626,344
4,578,446	2.490%, 8/1/2034	4,826,986
105,421	2.540%, 12/1/2032	109,860
604,915	2.580%, 2/1/2037	634,741
546,290	2.600%, 5/1/2036	580,007
6,158,629	2.630%, 9/1/2037	6,535,272
19,852,791	2.810%, 8/1/2035	21,083,486
2,666,502	3.180%, 4/1/2033	2,817,996
9,285,665	4.640%, 7/1/2038	9,877,124
5,649,358	4.870%, 7/1/2035	5,995,720
	TOTAL	132,730,548

Principal Amount		Value
	Government National Mortgage Association ARM – 2.1%
$9,583,771	1.970%, 3/20/2061	10,039,000
6,966,117	2.057%, 2/20/2061	7,297,008
	TOTAL	17,336,008
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $182,082,920)	185,449,137
	Collateralized Mortgage Obligations – 31.0%
	Federal Home Loan Mortgage Corporation REMIC – 11.4%
3,576,985	Series 2869 JF, 0.493%, 4/15/2034	3,575,683
898,689	Series 2292 KF, 0.495%, 7/25/2022	894,724
526,244	Series 2625 FJ, 0.543%, 7/15/2017	526,522
5,484,372	Series 2861 AF, 0.543%, 9/15/2034	5,481,858
5,843,993	Series 3085 VF, 0.563%, 12/15/2035	5,826,271
1,977,649	Series 2571 FB, 0.593%, 2/15/2018	1,984,421
3,963,444	Series 2758 FH, 0.593%, 3/15/2019	3,977,181
299,203	Series 2534 FJ, 0.593%, 4/15/2022	299,387
410,552	Series 2534 EF, 0.593%, 5/15/2022	410,804
2,010,566	Series 2796 FD, 0.593%, 7/15/2026	2,011,871
473,861	Series 2596 FQ, 0.593%, 3/15/2033	474,153
507,397	Series 2488 WF, 0.643%, 8/15/2017	509,519
497,512	Series 2470 FI, 0.643%, 10/15/2026	498,906
1,232,777	Series 2493 F, 0.643%, 9/15/2029	1,235,292
507,918	Series 2286 FA, 0.643%, 2/15/2031	509,102
899,111	Series 2477 FD, 0.643%, 7/15/2032	900,538
1,722,853	Series 2479 FA, 0.643%, 8/15/2032	1,727,433
1,565,872	Series 2526 FC, 0.643%, 11/15/2032	1,569,206
5,253,550	Series 2812 LF, 0.643%, 6/15/2034	5,258,779
164,717	Series 2395 FT, 0.693%, 12/15/2031	165,323
3,335,045	Series 2671 F, 0.693%, 9/15/2033	3,347,078
781,229	Series 2111 MA, 0.743%, 1/15/2029	785,706
798,212	Series 2111 MB, 0.743%, 1/15/2029	802,787
815,195	Series 2111 MC, 0.743%, 1/15/2029	819,867
721,059	Series 2471 FS, 0.743%, 2/15/2032	725,711
846,064	Series 2504 FP, 0.743%, 3/15/2032	851,407
1,066,253	Series 2610 FD, 0.743%, 12/15/2032	1,070,925
60,808	Series 2452 FG, 0.793%, 3/15/2032	61,226
751,838	Series 2380 FI, 0.843%, 6/15/2031	759,241
4,089,523	Series 2380 FL, 0.843%, 11/15/2031	4,131,296
617,279	Series 2396 FL, 0.843%, 12/15/2031	623,387
832,621	Series 2389 FI, 0.993%, 6/15/2031	845,231
11,955,706	Series 3542 NF, 0.993%, 7/15/2036	12,068,724
2,201,618	Series 2418 FO, 1.143%, 2/15/2032	2,234,118
2,214,147	Series 1534 J, 1.150%, 6/15/2023	2,242,535
2,225,956	Series 2326 FJ, 1.193%, 6/15/2031	2,259,764
3,172,046	Series 2344 FP, 1.193%, 8/15/2031	3,224,517
3,282,268	Series 2412 OF, 1.193%, 12/15/2031	3,331,236
986,817	Series 2451 FC, 1.243%, 5/15/2031	1,004,181
1,000,471	Series 2470 FW, 1.243%, 5/15/2031	1,017,344
957,899	Series 2470 FX, 1.243%, 5/15/2031	974,054
734,852	Series 2481 FC, 1.243%, 5/15/2031	747,246
3,357,696	Series 2475 FL, 1.243%, 2/15/2032	3,417,245

Principal Amount		Value
$2,238,463	Series 2476 FC, 1.243%, 2/15/2032	2,278,163
1,285,301	Series 2460 FE, 1.243%, 6/15/2032	1,307,703
1,291,074	Series 2470 GF, 1.243%, 6/15/2032	1,313,577
1,336,061	Series 2498 HF, 1.243%, 6/15/2032	1,359,347
225,029	Series 1146 E, 1.300%, 9/15/2021	228,455
1,925,174	Series 1632 FB, 1.450%, 11/15/2023	1,958,049
1,217,632	Series 2495 F, 3.116%, 9/15/2032	1,220,698
	TOTAL	94,847,791
	Federal National Mortgage Association REMIC – 12.3%
15,412,638	Series 2006-W1 2AF1, 0.465%, 2/25/2046	15,255,611
722,306	Series 2001-61 FM, 0.493%, 10/18/2016	719,468
942,435	Series 2001-34 FB, 0.543%, 12/18/2028	939,812
44,060	Series 2003-17 WF, 0.545%, 7/25/2017	44,073
88,681	Series 1999-42 FA, 0.545%, 10/25/2028	88,682
367,569	Series 2003-54 FV, 0.595%, 1/25/2026	367,643
801,144	Series 2001-53 FX, 0.595%, 10/25/2031	797,227
4,164,645	Series 2003-66 FA, 0.595%, 7/25/2033	4,163,286
623,206	Series 1998-22 FA, 0.643%, 4/18/2028	621,925
1,972,570	Series 2001-46 F, 0.643%, 9/18/2031	1,978,935
3,553,942	Series 2002-77 FH, 0.643%, 12/18/2032	3,567,976
234,645	Series 2003-26 QF, 0.645%, 10/25/2017	234,988
4,226,161	Series 2003-35 FY, 0.645%, 5/25/2018	4,244,880
4,789,471	Series 2004-49 FN, 0.645%, 7/25/2034	4,792,046
6,099,358	Series 2006-60 FD, 0.675%, 4/25/2035	6,120,939
290,105	Series 2001-32 F, 0.695%, 7/25/2016	291,171
183,081	Series 2000-34 F, 0.695%, 10/25/2030	182,839
589,183	Series 2002-4 FJ, 0.695%, 2/25/2032	591,537
808,960	Series 2002-74 FV, 0.695%, 11/25/2032	812,324
1,077,416	Series 2002-82 FG, 0.695%, 12/25/2032	1,080,912
9,377,821	Series 2004-49 FQ, 0.695%, 7/25/2034	9,399,098
9,600,552	Series 2006-90 FE, 0.695%, 9/25/2036	9,646,674
130,614	Series 2000-37 FA, 0.745%, 11/25/2030	130,629
394,044	Series 2002-83 LF, 0.745%, 7/25/2031	394,520
229,604	Series 2001-34 FL, 0.745%, 8/25/2031	231,013
1,095,744	Series 2001-68 FD, 0.745%, 12/25/2031	1,103,994
564,823	Series 2002-82 FP, 0.745%, 2/25/2032	566,272
755,823	Series 2002-9 FH, 0.745%, 3/25/2032	759,862
718,342	Series 2002-52 FD, 0.745%, 9/25/2032	721,979
1,041,529	Series 2002-90 FH, 0.745%, 9/25/2032	1,048,188
702,430	Series 2002-82 FB, 0.745%, 12/25/2032	706,836
1,204,186	Series 2003-2 FA, 0.745%, 2/25/2033	1,211,739
2,015,614	Series 2003-14 FT, 0.745%, 3/25/2033	2,027,201
53,789	Series 2002-39 FB, 0.793%, 3/18/2032	54,158
603,280	Series 2002-41 F, 0.795%, 7/25/2032	609,024
5,566,237	Series 2002-58 FD, 0.845%, 8/25/2032	5,618,039
43,317	Series 1993-220 FA, 0.850%, 11/25/2013	43,475
1,328,226	Series 2002-37 F, 1.045%, 11/25/2031	1,342,391
2,163,774	Series 2002-34 FC, 1.243%, 12/18/2031	2,201,980
1,019,777	Series 2002-75 FD, 1.243%, 11/18/2032	1,037,773
2,428,360	Series 2002-17 JF, 1.245%, 4/25/2032	2,472,146

Principal Amount		Value
$6,059,788	Series 2002-47 NF, 1.245%, 4/25/2032	6,168,406
1,743,518	Series 2002-64 FJ, 1.245%, 4/25/2032	1,774,956
2,603,826	Series 2002-82 FC, 1.245%, 9/25/2032	2,649,968
1,293,616	Series 2002-53 FG, 1.345%, 7/25/2032	1,321,651
1,239,094	Series 1993-165 FE, 1.400%, 9/25/2023	1,260,094
638,184	Series 1993-62 FA, 2.516%, 4/25/2023	660,520
	TOTAL	102,058,860
	Government National Mortgage Association REMIC – 2.8%
453,553	Series 2001-22 FG, 0.593%, 5/16/2031	454,315
427,748	Series 2001-21 FB, 0.643%, 1/16/2027	429,387
702,557	Series 1999-43 FA, 0.693%, 11/16/2029	702,914
21,270,014	Series 2011-H07 FA, 0.722%, 2/20/2061	21,210,458
870,938	Series 1999-40 FE, 0.793%, 11/16/2029	873,636
	TOTAL	23,670,710
	Fannie Mae – 4.5%
6,749,242	Fannie Mae BA 4035 BA 4035 FB, 0.744%, 8/25/2039	6,772,844
10,861,517	Fannie Mae FA, 0.744%, 9/25/2038	10,920,985
19,269,364	Fannie Mae GS 3381 GS 3381 FC, 0.844%, 2/25/2037	19,444,542
	TOTAL	37,138,371
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $256,438,808)	257,715,732
	GOVERNMENT AGENCIES – 17.7%
	Federal Farm Credit Bank System Floating Rate Notes – 4.8%[1]
20,000,000	0.224%, 2/21/2012	19,998,750
10,000,000	0.244%, 8/19/2013	10,010,160
10,000,000	0.265%, 8/22/2013	10,009,144
	TOTAL	40,018,054
	Federal Home Loan Bank Notes – 2.4%
2,000,000	0.330% 7/16/2012	1,999,942
10,000,000	0.340% 11/20/2012	10,002,163
5,000,000	0.370% 1/04/2012	5,001,009
3,000,000	0.400% 8/17/2012	3,000,948
	TOTAL	20,004,062
	Federal Home Loan Bank System Floating Rate Note – 2.4%[1]
20,000,000	0.237%, 4/09/2012	19,998,208
	Federal Home Loan Mortgage Corporation Floating Rate Notes – 4.2%[1]
10,000,000	0.179%, 11/2/2012	9,997,962
10,000,000	0.189%, 2/4/2013	9,997,438
10,000,000	0.189%, 5/3/2013	9,996,952
5,000,000	0.202%, 8/10/2012	4,999,604
	TOTAL	34,991,956
	Federal National Mortgage Association Notes – 3.9%
5,000,000	0.201%, 5/17/2013	4,999,694
7,500,000	0.310%, 10/17/2013	7,499,999
12,479,000	1.000%, 4/4/2012	12,523,154
7,000,000	1.080%, 3/30/2012	7,027,311
	TOTAL	32,050,158
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $147,010,304)	147,062,438

Principal Amount		Value
	Mortgage-Backed Securities – 0.1%
	Federal National Mortgage Association – 0.1%
$64,687	7.500%, 30 Year, 1/1/2032	73,901
335,372	7.500%, 30 Year, 8/1/2032	383,779
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $425,687)	457,680
	U.S. Treasury – 1.9%
5,000,000	United States Treasury Note, 1.750%, 11/15/2011	5,003,321
11,163,200	U.S. Treasury Inflation-Protected Note, 2.000%, 4/15/2012	11,282,781
	TOTAL U.S. TREASURY (IDENTIFIED COST $16,290,926)	16,286,102
	Repurchase Agreements – 28.2%
34,850,000	Interest in $4,715,000,000 joint repurchase agreement 0.12%, dated 10/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,715,015,717 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $4,851,412,749.	34,850,000
100,000,000	Interest in $562,000,000 joint repurchase agreement 0.13%, dated 10/31/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $562,002,029 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2048 and the market value of those underlying securities was $573,242,070.	100,000,000
100,000,000	Interest in $500,000,000 joint repurchase agreement 0.13%, dated 10/31/2011 under which Citibank, N.A. will repurchase securities provided as collateral for $500,001,806 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2041 and the market value of those underlying securities was $510,001,842.	100,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	234,850,000
	TOTAL INVESTMENTS — 101.2% (IDENTIFIED COST $837,098,645)[2]	841,821,089
	OTHER ASSETS AND LIABILITIES - NET — (1.2)%[3]	(9,661,029)
	TOTAL NET ASSETS — 100%	$832,160,060
1	Represents the current interest rate for the floating rate security.
2	At October 31, 2011, the cost of investments for federal tax purposes was $837,098,645. The net unrealized appreciation of investments for federal tax purposes was $4,722,444. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,978,618 and net unrealized depreciation from investments for those securities having an excess of cost over value of $256,174.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
REMIC	— Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date December 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 16, 2011

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date December 16, 2011